Inventories (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Inventory Disclosure [Abstract]
Raw materials	$ 18,409	$ 16,971
Finished goods	113,065	40,312
Inventory net	$ 131,474	$ 57,283